As filed with the Securities and Exchange Commission on May 27, 2016

Securities Act File No. 333-92106

Investment Company Act of 1940 File No. 811-21145

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 123	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 126	☒

SPDR® INDEX SHARES FUNDS

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (617) 664-7037

Joshua A. Weinberg, Esq.

Vice President and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to Rule 485, paragraph (b)

☒ on June 26, 2016 pursuant to Rule 485, paragraph (b)

☐ 60 days after filing pursuant to Rule 485, paragraph (a)(1)

☐ on                      pursuant to Rule 485, paragraph (a)(1)

☐ 75 days after filing pursuant to Rule 485, paragraph (a)(2)

☐ on                      pursuant to Rule 485, paragraph (a)(2)

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until June 26, 2016, the effectiveness of Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A related to the SPDR MSCI EAFE Fossil Fuel Free ETF and SPDR MSCI Emerging Markets Fossil Fuel Free ETF, which was filed pursuant to Rule 485(a) under the Securities Act on December 22, 2015 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, SPDR® Index Shares Funds, the Registrant, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 27th day of May, 2016.

SPDR INDEX SHARES FUNDS

/s/ Ellen M. Needham*
By:	Ellen M. Needham
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

	SIGNATURES	TITLE	DATE

	/s/ Bonny E. Boatman* Bonny E. Boatman	Trustee	May 27, 2016

	/s/ Dwight D. Churchill* Dwight D. Churchill	Trustee	May 27, 2016

	/s/ David M. Kelly* David M. Kelly	Trustee	May 27, 2016

	/s/ Frank Nesvet* Frank Nesvet	Trustee	May 27, 2016

	/s/ Carl G. Verboncoeur* Carl G. Verboncoeur	Trustee	May 27, 2016

	/s/ James E. Ross* James E. Ross	Trustee	May 27, 2016

	/s/ Ellen M. Needham* Ellen M. Needham	President and Principal Executive Officer	May 27, 2016

	/s/ Bruce S. Rosenberg* Bruce S. Rosenberg	Treasurer and Principal Financial Officer	May 27, 2016

*By:	/s/ Patricia A. Morisette
Patricia A. Morisette
As Attorney-in-Fact Pursuant to Power of Attorney